Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

	As at March 31
Particulars	2025	2026
Trade and other receivables, net of provision	129,201	148,193
Security deposits, net of provision	12,148	12,323
Interest accrued	8,458	11,285
Due from employees	215	392
Total	150,022	172,193

Non-current	8,879	9,182
Current	141,143	163,011
Total	150,022	172,193